Other Gains (Losses) (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ 5,108,327	$ (8,010,204)	$ (10,134,414)
Marketable securities to fair value		(132,420)	293,413	84,133
Other		(946,280)	0	1,704,374
Total		$ 4,029,627	$ (7,716,791)	$ (8,345,907)

[1]	Under this concept the Company (payment) or received cash flows amounting to ThCh$ 7,508,815 (payment), ThCh$ 11,391,103 (payment) and ThCh$ 9,698,871 received, corresponding to 2018, 2017 and 2016, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.